Share-Based Compensation (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	May 18, 2018
Ordinary shares reserved for issuance		5,000,000
Unrecognized compensation expense	$ 13,400
Weighted average remaining period	2 years 3 months 4 days